Leases - Summary of the Components of Lease Costs and Rent (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Lease, Cost [Abstract]
Operating lease cost	$ 88	$ 66	$ 263	$ 110	$ 198	$ 0
Variable lease cost	7	1	20	4	4	0
Short-term lease cost	0	6	0	34	34	17
Total operating lease costs	$ 95	$ 73	$ 283	$ 148	$ 236	$ 17